Cover	Apr. 26, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2023
Entity File Number	001-835972
Entity Registrant Name	ARROWROOT ACQUISITION CORP.
Entity Central Index Key	0001835972
Entity Tax Identification Number	85-3961600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4553 Glencoe Ave
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Manta Del Rey
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90292
City Area Code	(310)
Local Phone Number	566-5966
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ARRWU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	ARRW
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of [Member]
Title of 12(b) Security	Redeemable warrants included as part of
Trading Symbol	ARRWW
Security Exchange Name	NASDAQ